Consolidated Cash Flow Statement - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
Statement of cash flows [abstract]
Net profit		€ 6,026	€ 9,788	[1]	€ 6,456	[1]
Taxation		2,263	2,572	[1]	1,670	[1]
Share of net (profit)/loss of joint ventures/associates and other (income)/loss from non-current investments and associates		(176)	(207)	[1]	(173)	[1]
Net monetary (gain)/loss arising from hyperinflationary economies		(32)	(122)	[1]		[1]
Net finance costs		627	608	[1]	1,004	[1]
Operating profit		8,708	12,639	[1]	8,957	[1]
Depreciation, amortisation and impairment		1,982	2,216	[1]	2,025	[1]
Changes in working capital:		(9)	(793)	[1]	(68)	[1]
Inventories		313	(471)	[1]	(104)	[1]
Trade and other receivables		(445)	(1,298)	[1]	(506)	[1]
Trade payables and other liabilities		123	976	[1]	542	[1]
Pensions and similar obligations less payments		(260)	(128)	[1]	(904)	[1]
Provisions less payments		7	55	[1]	200	[1]
Elimination of (profits)/losses on disposals		60	(4,313)	[1]	(298)	[1]
Non-cash charge for share-based compensation		151	196	[1]	284	[1]
Other adjustments	[2]	2	(260)	[1]	(153)	[1]
Cash flow from operating activities		10,641	9,612	[1]	10,043	[1]
Income tax paid		(2,532)	(2,294)	[1]	(2,164)	[1]
Net cash flow from operating activities		8,109	7,318	[1]	7,879	[1]
Interest received		146	110	[1]	154	[1]
Purchase of intangible assets		(210)	(203)	[1]	(158)	[1]
Purchase of property, plant and equipment		(1,316)	(1,329)	[1]	(1,509)	[1]
Disposal of property, plant and equipment		97	108	[1]	46	[1]
Acquisition of businesses and investments in joint ventures and associates		(1,122)	(1,336)	[1]	(4,896)	[1]
Disposal of businesses, joint ventures and associates		177	7,093	[1]	561	[1]
Acquisition of other non-current investments		(160)	(94)	[1]	(317)	[1]
Disposal of other non-current investments		55	151	[1]	251	[1]
Dividends from joint ventures, associates and other non-current investments		164	154	[1]	138	[1]
(Purchase)/sale of financial assets		(68)	(10)	[1]	(149)	[1]
Net cash flow (used in)/from investing activities		(2,237)	4,644	[1]	(5,879)	[1]
Dividends paid on ordinary share capital		(4,209)	(4,066)	[1]	(3,916)	[1]
Interest paid		(694)	(571)	[1]	(574)	[1]
Net change in short-term borrowings		337	(4,026)	[1]	2,695	[1]
Additional financial liabilities		5,911	10,595	[1]	8,851	[1]
Repayment of financial liabilities		(4,912)	(6,594)	[1]	(2,604)	[1]
Capital element of lease payments		(435)	(481)	[1]	(497)	[1]
Buyback of preference shares				[1]	(448)	[1]
Repurchase of shares			(6,020)	[1]	(5,014)	[1]
Other movements on treasury shares		(201)	(257)	[1]	(204)	[1]
Other financing activities		(464)	(693)	[1]	(309)	[1]
Net cash flow (used in)/from financing activities		(4,667)	(12,113)	[1]	(2,020)	[1]
Net increase/(decrease) in cash and cash equivalents		1,205	(151)	[1]	(20)	[1]
Cash and cash equivalents at the beginning of the year	[1]	3,090	3,169		3,198
Effect of foreign exchange rate changes		(179)	72	[1]	(9)	[1]
Cash and cash equivalents at the end of the year		€ 4,116	€ 3,090	[1]	€ 3,169	[1]

[1]	Restated following adoption of IFRS 16. See note 1 and note 24 for further details.
[2]	2018 includes a non-cash credit of €277 million from early settlement of contingent consideration relating to Blueair.